Pensions_ Defined Contribution Plans	12 Months Ended
Dec. 31, 2025
Pensions_ Defined Contribution Plans [Abstract]
Pensions_ Defined Contribution Plans
17.	Pensions_ Defined Contribution Plans

Effective from July 1, 2005, the Company’s subsidiaries in Taiwan established a defined contribution pension plan (“New Plan”) under the Labor Pension Act, covering all regular employees with ROC nationality. Under the New Plan, the Company’s subsidiaries in Taiwan contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment. The pension costs under defined contribution pension plans of the Company’s subsidiaries in Taiwan for the years ended December 31, 2023, 2024 and 2025 were $378,041, $396,059 and $398,512, respectively.

The Company’s subsidiaries in Japan and Hong Kong adopted a defined contribution pension plan in accordance with the local regulations, and contributions are based on a certain percentage of employees’ salaries and wages. Other than the yearly contribution, the subsidiary has no further obligations. respectively. The pension costs of the subsidiaries for Japan and Hong Kong for the years ended December 31, 2023, 2024 and 2025 were $548,474, $293,259 and $813,655, respectively.